Summary of Significant Accounting Policies - Summary of Changes in Forward Option and Convertible Notes Derivative Liability (Detail) - USD ($) $ in Thousands						3 Months Ended		12 Months Ended
		Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Forward Option On Prepaid Forward Contracts [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance						$ 1,729	$ 0	$ 0
Balance		$ 0				(489)	0	1,729	$ 0
Principal payments						0
Forward Option On Prepaid Forward Contracts [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance						1,729	0	0	0
Additions						$ 0	$ 0	$ 11,940	$ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]						Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Sale of recycled shares						$ (564)		$ (41)
Changes in fair value						(1,654)	$ 0	(10,170)	$ 0
Reclassified to additional paid-in capital								0
Balance								1,729	0
Notes Payable Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions		13	$ 35	$ 0	$ 4
Balance						0	(526)	(526)
Balance		(601)				0	(601)	0	(526)
Notes Payable Derivative Liability [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance						0	(526)	(526)	0
Additions						0	(52)	(52)	(499)
Sale of recycled shares						0		0
Principal payments						0
Changes in fair value						0	(23)	(602)	(27)
Reclassified to additional paid-in capital								1,180
Balance								0	(526)
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	[1]					0	0	0
Additions	[1]					2,500	0
Sale of recycled shares	[1]					0
Changes in fair value	[1]					(100)	0
Balance	[1]	0				2,390	0	0	0
Principal payments	[1]					10
Warrants Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance						0	0	0
Balance		$ 0				500	0	$ 0	$ 0
Warrants Liability [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions						500	0
Sale of recycled shares						0
Changes in fair value						0	$ 0
Principal payments						$ 0

[1]	Elected the fair value option of accounting as discussed in Note 2.